Provisions - Provisions for Tax Proceedings (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Other provisions at beginning of period	€ 2,574
Other provisions at end of period	2,189	€ 2,574
Brazil
Disclosure of other provisions [line items]
Other provisions at beginning of period	1,229
Other provisions at end of period	877	1,229
Brazil | Tax proceedings
Disclosure of other provisions [line items]
Other provisions at beginning of period	515	446
Movements with a corresponding entry under operating income	7
Other additions/reversal	(84)	16
Write-offs due to payment	(12)	(3)
Business combination	9
Monetary updating	(46)	38
Translation differences	(75)	18
Other provisions at end of period	€ 314	€ 515